Morgan, Lewis & Bockius LLP
                         1111 Pennsylvania Avenue, N.W.
                              Washington, DC 20004
                                  (202)739-3000


August 8, 2005


VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:      RYDEX SERIES FUNDS (FILE NOS. 033-59692 AND 811-07584)
         FILING PURSUANT TO RULE 497(J)

Ladies and Gentlemen:

On behalf of our client, Rydex Series Funds (the "Trust"), we are filing, pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter certifying that the form of Prospectuses and Statements of Additional Information that would have been filed under Rule 497(c) would not have differed from that contained in the Trust's Post-Effective Amendment No. 60, which was filed with the Securities and Exchange Commission via EDGAR Accession No. 0000935069-05-002047 on August 1, 2005.

Please contact me at (202) 739-5654 if you have any questions or comments concerning this filing.

Sincerely,

/s/ W. John McGuire

W. John McGuire